STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Ordinary shares [Member]	Share capital and additional paid-in capital [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated deficit [Member] USD ($)
Balance at Dec. 31, 2010	$ 3,713		$ 70,764	$ 52	$ (67,103)
Balance, shares at Dec. 31, 2010		688,129
Issuance of Ordinary shares for options exercised
Issuance of Ordinary shares for options exercised, shares		8,361
Issuance of Ordinary shares related to an inducement of a convertible note	3,139		3,319
Issuance of Ordinary shares related to an inducement of a convertible note, shares		420,491
Issuance/Extension of warrants related to convertible note	86		86
Share-based compensation expense	169		169
Other comprehensive loss	(295)			(295)
Net loss	(3,214)				(3,214)
Balance at Dec. 31, 2011	3,598		74,158	(243)	(70,317)
Balance, shares at Dec. 31, 2011	1,116,981	1,116,981
Balance at Dec. 31, 2009	3,643		70,267	(156)	(66,468)
Balance, shares at Dec. 31, 2009		654,540
Issuance of Ordinary shares for options exercised
Issuance of Ordinary shares for options exercised, shares		9,499
Issuance of shares related to the private placement (net of $ 35 issuance expenses)	265		265
Issuance of shares related to the private placement (net of $ 35 issuance expenses), shares		24,090
Issuance/Extension of warrants related to convertible note	15		15
Share-based compensation expense	217		217
Other comprehensive loss	208			208
Net loss	(635)				(635)
Balance at Dec. 31, 2010	3,713		70,764	52	(67,103)
Balance, shares at Dec. 31, 2010		688,129
Balance at Dec. 31, 2011	3,598		74,158	(243)	(70,317)
Balance, shares at Dec. 31, 2011	1,116,981	1,116,981
Issuance of Ordinary shares for options exercised
Issuance of Ordinary shares for options exercised, shares		1,254
Issuance of Ordinary shares to directors	84		84
Issuance of Ordinary shares to directors, shares		14,450
Share-based compensation expense	23		23
Other comprehensive loss
Net loss	(549)				(549)
Balance at Dec. 31, 2012	$ 3,156		$ 74,265	$ (243)	$ (70,866)
Balance, shares at Dec. 31, 2012	1,132,685	1,132,685